UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

ABS Long/Short Strategies Fund

Semi-Annual Report

October 31, 2022
(Unaudited)

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
October 31, 2022 (Unaudited)

Schedule of Investments	1
Summary of Investments	3
Statement of Assets, Liabilities and Shareholders’ Capital	4
Statement of Operations	5
Statements of Changes in Shareholders’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to the Financial Statements	9
Other Information	15

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

Schedule of Investments
As of October 31, 2022 (Unaudited)

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] — 98.6%
ASIA EQUITY LONG/SHORT — 5.0%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020		$4,000,000	$3,365,659	Quarterly	60 Days	[d]
Pleiad Asia Offshore Feeder Fund	10/1/2014	[b]	5,850,714	7,000,895	Quarterly	60 Days	[c,d,f]
			9,850,714	10,366,554
CHINA EQUITY LONG/SHORT — 3.9%
IvyRock China Focus Feeder Fund - Class C	4/1/2019		6,335,926	8,028,122	Monthly	30 Days	[e]

COMMODITY RELATED EQUITY — 6.9%
Delbrook Resource Opportunities (Cayman) Fund Ltd.	1/1/2022		4,000,000	2,376,401	Quarterly	90 Days	[c,f]
Energy Dynamics Fund Limited Class D	4/1/2018		7,726,068	11,677,177	Monthly	90 Days	[c]
Forest Avenue Offshore Fund Ltd.	10/1/2022		3,500,000	3,492,975	Quarterly	60 Days	[d]
			15,226,068	17,546,553
FINANCIAL EQUITY LONG/SHORT — 6.8%
Azora Offshore Fund, Ltd.	5/1/2018		7,721,540	10,676,211	Quarterly	45 Days
Vetamer Capital Partners, L.P.	2/1/2021		4,312,500	3,334,910	Quarterly	60 Days	[d]
			12,034,040	14,011,121
GLOBAL EQUITY LONG/SHORT — 19.2%
140 Summer Partners Offshore Ltd.	7/1/2020		9,100,000	10,032,685	Quarterly	60 Days	[d]
One01 Capital Partners, Ltd.	5/1/2020		9,365,530	8,591,754	Quarterly	45 Days	[f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016		7,783,381	9,823,239	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016		8,086,719	10,773,022	Quarterly	60 Days	[d]
			34,335,630	39,220,700
HEALTH CARE EQUITY LONG/SHORT — 15.1%
Averill Fund, Ltd.	11/1/2020		5,000,000	6,018,334	Quarterly	60 Days	[d,f]
BCM Scout International Ltd.	5/1/2022		4,500,000	4,856,515	Quarterly	45 Days	[d]
Camber Capital Fund, L.P.	1/1/2016		4,541,457	7,208,138	Quarterly	90 Days	[c]
Iron Triangle Offshore Fund Ltd.	9/1/2020		7,000,000	7,858,613	Quarterly	60 Days	[f]
Janus Henderson Biotech Innovation Fund Ltd.	2/1/2022		4,500,000	5,118,391	Quarterly	60 Days	[f]
			27,377,383	31,059,991
LATIN AMERICA — 5.3%
Sagil Latin American Opportunities Fund - Class B	4/1/2017		8,750,000	10,985,531	Monthly	90 Days

REAL ESTATE LONG/SHORT — 3.1%
Long Pond Offshore, Ltd.	6/1/2011	[b]	5,793,761	6,474,011	Quarterly	60 Days

TMT EQUITY LONG/SHORT — 18.5%
Altimeter Offshore Ltd. - Class A1	11/1/2013	[b]	3,356,611	2,179,013	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020		11,100,000	7,703,046	Quarterly	60 Days	[g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016		5,171,735	10,290,769	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017		6,346,879	6,791,217	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018		8,353,604	11,166,120	Quarterly	45 Days	[f,g,h]
			34,328,829	38,130,165

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 7.6%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	$10,183,009	$12,046,424	Quarterly	30 Days

U.S. SMALL CAP — 7.2%
Kent Lake Partners, L.P.	9/1/2021	5,750,000	5,781,133	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	9,026,803	Quarterly	30 Days [f]
		13,850,000	14,807,936

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 98.6%		176,229,434	202,677,108

TOTAL INVESTMENTS — 98.6%		176,229,434	202,677,108
Other Assets in Excess of Liabilities — 1.4%			2,877,910
SHAREHOLDERS’ CAPITAL — 100.0%			$205,555,018

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of October 31, 2022 was $176,229,434 and $202,677,108 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Summary of Investments
As of October 31, 2022 (Unaudited)

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	71.7%
United States	25.8%
British Virgin Islands	1.1%
Total Investments in Portfolio Funds	98.6%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Assets, Liabilities and Shareholders’ Capital
As of October 31, 2022 (Unaudited)

Assets:
Investments in Portfolio Funds, at fair value (cost $176,229,434)	$202,677,108
Cash	3,066,138
Cash held in escrow for shares tendered	254,090
Receivable for investments sold	173,506
Total assets	206,170,842

Liabilities:
Proceeds from sale of shares received in advance	115,000
Capital withdrawals payable	254,092
Management fees payable	141,923
Accounting and administration fees payable	52,456
Professional fees payable	27,093
Directors’ fees payable	19,038
Accrued other expenses	6,222
Total liabilities	615,824

Shareholders’ Capital	$205,555,018

Components of Shareholders’ Capital:
Paid-in capital	$207,170,658
Total accumulated deficit	(1,615,640)
Shareholders’ Capital	$205,555,018

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$205,555,018
Shares of beneficial interest issued and outstanding	1,960,663
Net asset value, offering price and redemption proceeds per share	$104.84

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

Investment Income:
Interest	$40
Total investment income	40

Expenses:
Management fees	1,039,145
Accounting and administration fees	156,883
Professional fees	41,000
Other expenses	19,545
Transfer agent fees and expenses	18,014
Directors’ fees	17,885
Tender offer filing fees	10,748
Registration fees	10,435
Custodian fees	2,016
Total expenses	1,315,671
Management fees waived	(168,156)
Net expenses	1,147,515
Net investment loss	(1,147,475)

Net Realized and Unrealized Loss:
Net realized loss on investments	(628,448)
Net change in unrealized depreciation on investments	(8,816,432)
Net realized and unrealized loss	(9,444,880)

Net Decrease in Shareholders’ Capital from Operations	$(10,592,355)

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statements of Changes in Shareholders’ Capital

	For the Six Months Ended October 31, 2022 (Unaudited)	For the Year Ended April 30, 2022
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(1,147,475)	$(2,437,346)
Net realized gain (loss) on investments	(628,448)	5,830,251
Net change in unrealized depreciation on investments	(8,816,432)	(17,171,846)
Net decrease in Shareholders’ Capital from operations	(10,592,355)	(13,778,941)

Distributions to Shareholders:
Distributions:
Founders’ shares	—	(12,899,245)
Total distributions to shareholders	—	(12,899,245)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	11,025,000	11,950,000
Reinvestment of distributions:
Founders’ shares	—	12,899,246
Payments for shares repurchased:
Founders’ shares	(7,581,801)	(2,042,333)
Net increase in Shareholders’ Capital from capital transactions	3,443,199	22,806,913

Total decrease in Shareholders’ Capital	(7,149,156)	(3,871,273)

Shareholders’ Capital:
Beginning of period	212,704,174	216,575,447
End of period	$205,555,018	$212,704,174

Capital Share Transactions:
Shares sold:
Founders’ shares	102,180	98,258
Shares reinvested:
Founders’ shares	—	109,594
Shares repurchased:
Founders’ shares	(71,904)	(16,788)
Net increase in capital share transactions	30,276	191,064

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2022 (Unaudited)

Cash flows from operating activities
Net decrease in Shareholders’ Capital from operations	$(10,592,355)
Adjustments to reconcile net decrease in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(18,000,000)
Proceeds from investments sold	5,012,864
Net realized loss on investments	628,448
Net change in unrealized depreciation on investments	8,816,432
Changes in operating assets and liabilities:
Decrease in Portfolio Funds purchased in advance	4,245,910
Decrease in receivable for investments sold	18,114
Decrease in management fees payable	(5,781)
Decrease in professional fees payable	(23,318)
Decrease in accounting and administration fees payable	(1,887)
Increase in directors’ fees payable	17,884
Decrease in accrued other expenses payable	(1,917)
Net cash used in operating activities	(9,885,606)

Cash flows from financing activities
Net proceeds from the sale of shares	10,940,000
Net payments for capital withdrawals	(7,391,077)
Net cash provided by financing activities	3,548,923

Net decrease in cash	(6,336,683)

Cash:
Beginning of period	9,402,821
End of period	$3,066,138

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Financial Highlights
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2022 (Unaudited)		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net asset value, beginning of period	$110.1873		$124.5171	$100.5382	$103.9650	$105.0730	$101.3354
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(1.2148)		(0.3601)	(0.2407)	(1.7403)	(0.2101)	(0.9702)
Net realized and unrealized gain (loss) on investments	(4.1330)		(6.8055)	26.4186	1.4772	1.8328	7.6547
Net Increase (Decrease) in Shareholders’ Capital from Operations	(5.3478)		(7.1656)	26.1779	(0.2631)	1.6227	6.6845

Less Distributions:
From net investment income	—		(4.3080)	(2.1990)	(1.9235)	—	—
From net realized gains	—		(2.8562)	—	(1.2402)	(2.7307)	(2.9469)
Total distributions	—		(7.1642)	(2.1990)	(3.1637)	(2.7307)	(2.9469)

Net asset value, end of period	$104.8395		$110.1873	$124.5171	$100.5382	$103.9650	$105.0730

Total Return(1)	(4.85	)%(2)	(6.12)%	26.10%	(0.45)%	1.76%	6.61%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$205,555		$212,704	$216,575	$150,801	$179,537	$79,440
Net investment loss to average Shareholders’ Capital(3)	(1.10	)%(4)	(1.10)%	(1.09)%	(1.10)%	(1.10)%	(1.10)%
Ratio of gross expenses to average Shareholders’ Capital(3)(5)	1.25	%(4)	1.25%	1.28%	1.25%	1.24%	1.48%
Ratio of expense waiver to average Shareholders’ Capital(3)	(0.15	)%(4)	(0.15)%	(0.18)%	(0.15)%	(0.14)%	(0.38)%
Ratio of net expenses to average Shareholders’ Capital(3)	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Portfolio Turnover	3	%(2)	13%	26%	18%	20%	30%

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	Not annualized.

(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Notes to the Financial Statements
October 31, 2022 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategy to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of October 31, 2022, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2022 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2022 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2018-2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2022, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$23,207,114
Gross unrealized depreciation	(5,285,351)
Net unrealized appreciation	$17,921,763
Cost of investments	$181,213,089

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2021, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2022, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$—
Undistributed long-term capital gains	5,076,371
Tax accumulated earnings	5,076,371
Accumulated capital and other losses	$(799,642)
Unrealized appreciation on investments	17,921,763
Total accumulated earnings (deficit)	$22,198,492

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax periods ended September 30, 2021 and September 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary Income	$3,413,034	$3,771,507
Long-term Capital Gains	—	1,581,216
Return of Capital	—	69,909
Total Distributions	$3,413,034	$5,422,632

As of September 30, 2021, the Fund had $799,642 of late-year ordinary losses which are deferred until fiscal year 2022 for tax purposes. Late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held as cash in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2022 (Unaudited)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2023 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2023. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the six months ended October 31, 2022, the Adviser waived management fees totaling $168,156. At October 31, 2022, the amount of these potentially recoverable expenses was $1,095,207 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2023	$265,670
2024	328,486
2025	332,895
2026	168,156
Total	$1,095,207

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At October 31, 2022, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2022, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 28.57%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

6. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2022 (Unaudited)

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

7. CAPITAL STOCK

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of October 31, 2022, no subscriptions were held in escrow.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Each shareholder who has tendered all of its Shares and such Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash in an amount not less than 95% of the unaudited Net Asset Value of such shareholder’s repurchased Shares, determined as of the Valuation Date (the “Initial Payment”). Such payment will be made within 65 days after the Repurchase Offer Acceptance Deadline. A second and final payment (the “Final Payment”) (which will not be credited for interest) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will generally be made within 2 business days of the completion of the next annual audit of Shares by the Fund’s independent registered public accountant. Shareholders who tender only a portion of their Shares, and such Shares have been accepted for purchase by the Fund in a repurchase offer, will receive cash in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Shares, within 65 days of the Repurchase Offer Acceptance. The escrow agent will make the Initial Payment and the Final Payment out of an escrow account created for such purpose. Any interest earned on the escrow account will be paid to the Fund. As of October 31, 2022, $254,090 was held in escrow and is included within “Cash held in escrow for shares tendered” on the Statement of Assets, Liabilities and Shareholders’ Capital.

8. DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
October 31, 2022 (Unaudited)

be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

9. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2022, the purchase and sale of investments, excluding short-term investments, were $18,000,000 and $5,012,864, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

10. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. [There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses.] The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

Other Information (Unaudited)
October 31, 2022

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of ABS Long/Short Strategies Fund (the “Fund”) on October 20, 2022 (the “Meeting), the Fund’s Board of Trustees (the “Board” or “Trustees”), including all of the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the investment advisory agreement between the Fund and ABS Investment Management LLC (‘ABS” or the “Adviser”) with respect to the Fund (the “Investment Advisory Agreement”).

Prior to the meeting, the Trustees requested, received, and considered information from ABS and the Fund’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement, including, but not limited to, ABS’ response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and ABS (the “Expense Limitation Agreement”), and certain expense and performance data provided for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with ABS, with officers of the Fund, and with counsel to the Fund and its Independent Trustees. The Trustees noted the completeness of the Support Materials that ABS provided, which included both responses and materials provided in response to the due diligence request and information that had been provided to the Board at regular quarterly meetings. Representatives of ABS met with the Trustees and provided additional information, including but not limited to information concerning the services that ABS provides to the Fund, the ownership structure of ABS, ABS resources available to service the Fund (including compliance resources), the experience and qualifications of the portfolio management team, other investment strategies that ABS manages, succession planning, future plans for the fund family, ABS distribution capabilities, recent growth in the firm, and profitability, both as it relates to the Adviser generally and to the profitability of the Fund to the Adviser. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the Investment Advisory Agreement, which described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested are appropriate for a Board to in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services that ABS provides, including the Fund’s performance; (2) the cost of the services provided and the profits realized by ABS from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, as well as other accounts that ABS manages with similar investment strategies; (4) the extent to which economies of scale may be realized as the

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
October 31, 2022

Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to ABS resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Together with the Support Materials, and after having received and reviewed investment performance, compliance, operating, and shareholder reports of the Fund on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of ABS that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of the services that ABS provides to the Fund. The Trustees also discussed ABS’ ownership structure and noted that the firm was well-capitalized and profitable. The Trustees discussed the growth of assets of the Fund since its inception and ABS’ continued commitment to promote the Fund. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that ABS provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) the provision of a complete investment management program for Fund and related Board reporting; (2) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (3) determining the portfolio funds to be purchased, sold or otherwise disposed of and the timing of such transactions, including the due diligence process utilized by the Adviser to identify and evaluate managers of the potential private investment companies in which the Fund will invest; (4) maintaining the required books and records for transactions that ABS effects on behalf of the Fund; (5) executing orders on behalf of the Fund; (6) managing the Fund’s tender offer process; and (6) performing compliance services on behalf of the Fund. The Trustees also considered that from its own resources, ABS has engaged and will continue to engage in marketing activities on the Fund’s behalf. The Trustees noted no changes to the services that ABS provides to the Fund under the terms of the Investment Advisory Agreement. The Trustees considered ABS’ capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience and expertise of the portfolio managers.

The Trustees also considered the Fund’s performance compared to its benchmark (the MSCI AC World Index) and a comparable fund for the one-year periods ending March 31, 2020, 2021, and 2022. The Board also compared the Fund’s performance to the performance of its benchmark and a different comparable fund for the one-year periods ending April 30, 2020, 2021, and 2022. The Board noted that the Fund trailed its benchmark in all periods except the April 30, 2020 one-year period) while also noting periods where the Fund trailed or exceeded the performance of the comparable funds for those same time periods. The Board finally noted the recent difficult market for hedge funds. Based upon the foregoing, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that ABS provides to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to ABS under the Investment Advisory Agreement, as well as ABS’s profitability from the services that it renders to the Fund, noting the said services were modestly profitable during the last fiscal year and are projected to be modestly profitable again in the coming fiscal year. The Trustees also considered that ABS has contractually agreed to reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees further considered the strong cash flow and fiscal health of ABS as it considered the firm’s financial ability to provide required services to the the Fund. The Trustees concluded that ABS’s profitability with respect to its advisory relationship with the Fund is reasonable.

Comparative Fee and Expense Data. In evaluating the advisory fees and expenses charged to the fund, the Board considered the fact that the Fund’s management fee was generally in line with the rates charged by 10 other comparable funds and below the rate of many of the comparable funds. In particular, the Board compared the expected fees and expenses of the Fund (including the management fee) to certain other closed-end tender offer fund of funds. The Board noted that with respect to the proposed management fee to be paid to the Adviser, three peer funds had a lower management fee, four peer funds had a higher management fee and two peer funds had the same management fee. With respect to the Fund’s net expense ratio, after taking into account the expense cap (but excluding acquired fund fees), the Fund had the fourth lowest total net expense ratio in the peer group. The Board also considered the fees the Adviser charges to private funds that it manages with a similar strategy to the Fund, noting that the fees charged to the private funds were comparable to the fees proposed for the Fund, with the exception that certain of the private funds are also charged an additional performance fee on top of their management fee. The Board concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Fund in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) - Continued
October 31, 2022

provided, taking into account the fees charged by other investment advisers for managing comparable funds and fees charged by the Adviser to private funds that it manages. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected size of the Fund and the quality of services to be provided by the Adviser.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and, taking into account management’s representation that it did not expect the AUM of the Fund or grow to a level that would warrant breakpoints, concluded that such economies do not exist at the present time. The Trustees further noted the Adviser’s representation that it would be willing to consider breakpoints if the AUM of the fund were to grow substantially.

Other Benefits. With respect to other benefits that may accrue to the Fund from its relationship with the Fund, the Trustees noted that ABS does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted the Adviser’s representation that increased exposure to registered investment advisers is a benefit that the Adviser might gain by serving as the Fund’s investment adviser.

Conclusions. Based upon ABS’ presentation and the Support Materials considered in connection with the renewal of the Investment Advisory Agreement, as well as the information provided throughout the course of the year and since the Fund’s inception, the Board concluded that the overall arrangements between the Fund and ABS, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services ABS performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian

Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	January 6, 2023

By (Signature and Title)*	/s/ David J. Finn

David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	January 6, 2023

*	Print the name and title of each signing officer under his or her signature.